Additional Information to the Items of Profit or Loss	12 Months Ended
Dec. 31, 2025
Additional Information to the Items of Profit or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS
NOTE 21:-	ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

		Year ended December 31,
		2025	2024	2023
a.	Research and development expenses:
	Wages and related expenses	$329	$390	$392
	Share-based payment	85	45	34
	Regulatory, professional and other expenses	980	681	719
	Research and preclinical studies	364	211	101
	Clinical studies	266	276	254
	Chemistry and formulations	73	104	141

		2,097	1,707	1,641

b.	Sales and marketing expenses:
	Advertising	$155	$367	$576
	Amazon fees	331	495	1,042
	Amortization	194	366	486
	Storage and shipping	112	167	145
	Management fees	120	120	235

		912	1,515	2,484
c.	General and administrative expenses:
	Wages and related expenses	458	507	415
	Share-based payment	1,103	419	68
	Professional and directors’ fees	2,823	3,009	2,594
	Deemed issuance listing expenses	1,410	-	-
	Business development expenses	89	108	86
	Regulatory expenses	222	158	202
	Office maintenance, rent and other expenses	152	128	110
	Investor relations and business expenses	114	197	369

		6,371	4,526	3,844
d.	Other income, net:
	Loss from sale of property and equipment	-	17	-
	Gain on settlement of legal dispute	(464)	-	-
	Other income	(26)	-	-
	Gain on sale of patent license, net (net of Polyrizon Ltd. holdings sold) (See also Note 24g)	-	(1,287)	-
		(490)	(1,270)	-

e.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	(1)	(191)	(2,205)
	Finance income due to cancellation of warrant liability	(1,568)	-	-
	Finance income due to revaluation of convertible debentures	(422)	-	-
	Interest from loans to related parties and deposits	(207)	(421)	-
	Exchange rate differences	(80)	-	(14)

		(2,278)	(612)	(2,219)
f.	Finance expenses:
	Impairment of loan (see note 8c)	5,973	-	-
	Issuance expenses	410	-	-
	Exchange rate differences	14	18	-
	Losses from remeasurement of investment in financial assets	1,791	305	1,046
	Finance expense in respect of leases	5	8	9
	Finance expenses from interest and commissions	6	22	-

		$8,199	$353	$1,055